Troubled Debt Restructurings Modifications (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2021
Retail Loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value			₨ 0.0
Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[1]	₨ 964.1
Balance of Principal Forgiven	[1]	0.0
Net P&L impact	[1],[2]	43.1
Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0
Balance of Principal Forgiven		0.0
Net P&L impact	[2]	0.0
Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0
Balance of Principal Forgiven		0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[3]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[3]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal Payments | Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[3]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[1],[4]	964.1
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[4]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Interest Payments | Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value	[4]	0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Retail Loans | Retail Business Banking
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Commercial vehicle and construction equipment finance
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		0.0
Financing Receivable Troubled Debt Restructurings Changes in Amount of Principal and Interest Payments | Wholesale loans
Financing Receivable, Troubled Debt Restructuring [Line Items]
TDR modifications carrying value		₨ 0.0

[1]	TDR modification during the year ended March 31, 2020 comprised of 13 cases.
[2]	Balances reflect charge-offs and/or allowance for credit losses and/or income not recognized/deferred.
[3]	TDRs involving changes in the amount of principal payment may include principal forgiveness or deferral of periodic and/or final principal payments.
[4]	TDRs involving changes in the amount of interest payments may involve a reduction in interest rate.